OREO	12 Months Ended
Dec. 31, 2017
Real Estate [Abstract]
OREO
OREO

Other Real Estate Owned (OREO) at December 31, 2017 was $7.2 million, compared to $10.5 million at December 31, 2016, a decrease of $3.3 million. The real estate owned at, December 31, 2017, consisted of 11 properties, the largest being a condominium development at $2.3 million. During 2017, the Company disposed of $2.3 million of OREO, recognizing a gain of $160,000, compared to $5.2 million of OREO sold in 2016, recognizing a gain of $206,000. Also during 2017, the Company wrote down OREO property by $1,582,000, compared to $2,036,000 of write-downs in 2016, based on a decline in appraised values. Operating expenses related to OREO, net of related income, for 2017 and 2016, were $625,000 and $935,000, respectively.

An analysis of OREO activity for the years ended December 31, 2017 and 2016 is as follows:

	For the Year Ended December 31,
	2017	2016
	(Amounts in thousands)
Balance at beginning of period	$10,528	$16,629
Real estate acquired in settlement of loans	279	788
Sales of real estate	(2,281)	(5,222)
Gain on sale of real estate	160	206
Write-down of real estate carrying values	(1,582)	(2,036)
Donated property	—	(31)
Capitalized improvements to real estate	144	194
Balance at end of period	$7,248	$10,528